Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	UBS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000886244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 05, 2012
UBS Market Neutral Multi-Strategy Fund (Prospectus Summary) | UBS Market Neutral Multi-Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNAX
UBS Market Neutral Multi-Strategy Fund (Prospectus Summary) | UBS Market Neutral Multi-Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNCX
UBS Market Neutral Multi-Strategy Fund (Prospectus Summary) | UBS Market Neutral Multi-Strategy Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNYX